Note 18 - Derivatives (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($) € / $	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) € / $
Swaps Breakage Cost	$ 0	$ 1,234
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	$ 1,046
Number of Foreign Currency Derivatives Held	6		5
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 12,000		$ 10,000
Derivative, Average Forward Exchange Rate | € / $	1.1445		1.1514
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 2	(294)
Realized Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	50	$ (314)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Liability, Notional Amount	338,729		$ 310,785
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	1,175		7,107
Swaps Breakage Cost			1,234
Derivative, Notional Amount	46,000
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	1,046
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Liability, Notional Amount	47,112		49,659
Interest Rate Fair Value Hedge Derivative at Fair Value, Net, Total	$ (262)		$ 134